COMMON STOCK	9 Months Ended
Feb. 29, 2020
Stockholders' Equity Note [Abstract]
COMMON STOCK

NOTE 5 – COMMON STOCK

In November 2017, the Company issued a total of 14,400,000 restricted shares of common stocks to six marketers at price of $0.00923 per share as payment for market promotion service fees.

As of February 29, 2020, there were 61,900,000 shares outstanding.